Additional Information - Summary of Movement in Capitalised Exploratory Well Costs (Detail) - Exploration and evaluation assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Exploration And Evaluation [Line Items]
At the beginning of the year	$ 807	$ 614	$ 2,045
Acquisitions to the capitalised exploratory well costs pending the determination of proved reserves		180
Additions to the capitalised exploratory well costs pending the determination of proved reserves	169	111	501
Capitalised exploratory well costs expensed	(4)	(62)	(268)
Capitalised exploratory well costs reclassified to wells, equipment and facilities based on the determination of proved reserves	(304)	(36)	(1,664)
Sale of suspended wells	0
At the end of the year	$ 668	$ 807	$ 614